6. ACQUISITIONS: Schedule of Key inputs and assumptions used in the valuation of Common Shares (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Key inputs and assumptions used in the valuation of Common Shares

Share Price	$ 2.950
Volatility	85%
Discount for lack of marketability	11%